Cover	Oct. 08, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2026
Entity File Number	001-39958
Entity Registrant Name	TRINITY CAPITAL INC.
Entity Central Index Key	0001786108
Entity Tax Identification Number	35-2670395
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1 N. 1st Street
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85004
City Area Code	480
Local Phone Number	374-5350
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.001 per share [Member] | New York Stock Exchange [Member]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TRIN
Security Exchange Name	NYSE
Common Stock, par value $0.001 per share [Member] | NYSE Texas, Inc. [Member]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TRIN
Security Exchange Name	NYSETX
Sec 7. 875 Notes Due 2029a [Member] | New York Stock Exchange [Member]
Title of 12(b) Security	7.875% Notes Due 2029
Trading Symbol	TRNZ
Security Exchange Name	NYSE
Sec 7. 875 Notes Due 2029a [Member] | NYSE Texas, Inc. [Member]
Title of 12(b) Security	7.875% Notes Due 2029
Trading Symbol	TRNZ
Security Exchange Name	NYSETX
7.875% Notes Due 2029 [Member] | New York Stock Exchange [Member]
Title of 12(b) Security	7.875% Notes Due 2029
Trading Symbol	TRNI
Security Exchange Name	NYSE
7.875% Notes Due 2029 [Member] | NYSE Texas, Inc. [Member]
Title of 12(b) Security	7.875% Notes Due 2029
Trading Symbol	TRNI
Security Exchange Name	NYSETX